Operating segment information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	¥ 5,772,948	¥ 4,254,195	¥ 2,617,839
Gross profit	3,694,969	2,803,451	1,945,879
Income/(Loss) from operations	(109,228)	(462,138)	527,259
Advertising and subscription business [Member]
Revenue	3,432,986	3,106,025	2,163,909
Gross profit	2,542,534	2,344,872	1,720,654
Income/(Loss) from operations	592,611	553,455	585,753
Transaction services business [Member]
Revenue	1,551,676	664,225	77,565
Gross profit	668,238	237,585	20,351
Income/(Loss) from operations	(848,267)	(1,053,483)	(119,921)
Digital marketing solutions [Member]
Revenue	788,286	483,945	376,365
Gross profit	484,197	220,994	204,874
Income/(Loss) from operations	¥ 146,428	¥ 37,890	¥ 61,427